Transactions with Related Parties, Altair Travel Agency S.A (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Related Party [Member] | Altair [Member]
Transactions with Related Parties [Abstract]
Travel expenses	$ 55